Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
God Bless America ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	36.45%	40.17%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	28.68%
God Bless America ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	36.28%	40.13%